Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	mCloud Technologies Corp.
Entity Central Index Key	0001756499
Entity Emerging Growth Company	true
Entity Ex Transition Period	false